Net Loss Per Share (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Line Items]
Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(22,649,572)	$(29,316,826)
Denominator:
Weighted-average common shares outstanding - basic and diluted	18,662,690	11,889,193

Net loss per share attributable to common shareholders - basic and diluted	$(1.21)	$(2.47)

Summary of Anti-Dilutive Effect of Potential Common Shares from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders	For the years ended December 31, 2024 and 2023, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	As of December 31,
	2024	2023
Preferred Series A (as converted)	—	7,053,338
Preferred Series A-1 (as converted)	—	4,500,142
Preferred Series B (as converted)	—	5,359,363
Convertible Notes (as converted)	—	847,670
Stock options issued and outstanding	6,403,818	2,781,064
Unvested restricted stock units	114	—
Warrants	10,609,855	8,083,775

Total	17,013,787	28,625,352